Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net	Property, plant and equipment, net consist of the following:
	As of December 31, 2022	As of June 30, 2023
		(Unaudited)
	RMB	RMB
Cost:
Computers and electronic equipment	9,537,316	9,872,995
Office furniture	266,252	266,252
Leasehold improvement	1,550,648	3,612,337
Transportation equipment	41,014	41,014
Construction in progress	16,119,419	99,737,737
Less: Accumulated depreciation	(6,087,694)	(8,251,404)
Property, plant and equipment, net	21,426,955	105,278,931